Item 1. Report to Shareholders

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified
Annual
Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[Graphic Omitted]

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
As of 10/31/03

International Equity Index Fund         $8,584
FTSE Developed ex North America Index   $8,774

               FTSE         IXF
11/30/00       10           10
10/31/01       7.831        7.78
10/31/02       6.843        6.739
10/31/03       8.774        8.584


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 10/31/03                              1 Year             11/30/00
--------------------------------------------------------------------------------
International Equity Index Fund                      27.37%              -5.10%
FTSE Developed ex North America Index                28.22               -4.38

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Dear Shareholder,

We are pleased that international stocks soared and the fund posted a powerful return of 27.37% during the 12 months ended October 31, 2003. As would be expected in an index fund, results were in line with the performance of the FTSE Developed ex North America Index, the fund's benchmark.


Major International Index Returns
--------------------------------------------------------------------------------
                                                             12-Month
Period Ended 10/31/03                                          Return
--------------------------------------------------------------------------------
MSCI EMF Latin America Index                                    59.75%
MSCI EAFE Index                                                 27.57
MSCI Europe Index                                               24.71
MSCI Japan Index                                                33.18
MSCI Pacific Ex-Japan                                           37.19
S&P 500 Index                                                   20.80

The fund seeks to match the performance of its benchmark, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

The Major International Index Returns table shows how various international markets performed over the fund's fiscal year. As you can see, Latin American and other emerging markets outpaced the developed markets of Europe and Japan over the 12-month period, and all international stocks surpassed U.S. shares measured by the S&P 500 Index.


Top 5 Sectors
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  10/31/03             10/31/02
--------------------------------------------------------------------------------
Financials                                            26.6%                25.5%
Consumer Discretionary                                12.2                 12.5
Industrials and Business Services                      8.4                  7.7
Consumer Staples                                       8.2                  9.6
Health Care                                            7.8                  9.6

The Top 5 Sectors table reflects the portfolio's allocation to various sectors during the same period. Since the portfolio mirrors the composition of the benchmark, financials, consumer discretionary, industrials and business services, consumer staples, and health care stocks represented the five largest areas of investment. Necessary adjustments were made over the past 12 months to match changes in the index.

The Geographic Diversification table shows the fund's geographic profile as of October 31, 2003. In accordance with the benchmark's focus on established larger-cap companies in major international markets, our highest regional exposure was to European markets and Japan, where most of these companies are located. The index, and therefore the portfolio, normally invests only a small portion of its assets in Asian markets outside Japan and other developing regions. Please see the Statement of Net Assets section following this letter for a breakdown by individual country.


[Graphic Omitted]

Geographic Diversification
--------------------------------------------------------------------------------
Other              2%
Japan             22%
Europe            67%
Pacific Rim        9%

Based on net assets as of 10/31/03.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

November 21, 2003

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                      Year                        11/30/00
                                     Ended                         Through
                                  10/31/03        10/31/02        10/31/01

NET ASSET VALUE

Beginning of period               $   6.68        $   7.78        $   10.00

Investment activities
  Net investment income (loss)        0.13            0.09             0.10
  Net realized and unrealized
  gain (loss)                         1.67           (1.12)           (2.32)
  Total from investment
  activities                          1.80           (1.03)           (2.22)

Distributions
  Net investment income              (0.10)          (0.07)              --

NET ASSET VALUE
End of period                     $   8.38        $   6.68        $    7.78
                                  ----------------------------------------------

Ratios/Supplemental Data

Total return^                       27.37%        (13.38)%         (22.20)%

Ratio of total
expenses to average
net assets                           0.50%           0.50%            0.50%!

Ratio of net
investment income
(loss) to average
net assets                           2.09%           1.59%            1.51%!

Portfolio
turnover rate                        39.4%           49.0%            63.1%!

Net assets,
end of period
(in thousands)                    $ 20,622        $ 12,031        $   7,502

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003


Statement of Net Assets (ss.)                       Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

EUROPE/FAR EAST  1.6%

Common Stocks  1.6%
iShares MSCI EAFE (USD)                              2,600      $           324
Total Europe/Far East (Cost $325)                                           324


FOREIGN/EUROPE  0.7%

Common Stocks  0.7%
iShares MSCI EMU (USD)                               2,900                  157
Total Foreign/Europe (Cost $155)                                            157


AUSTRALIA  5.1%

Common Stocks  4.9%
Adelaide Bank                                          211                    1
Adelaide Brighton                                      521                    0
Alinta                                                 302                    1
Alumina                                              2,613                   11
Amcor                                                2,761                   17
AMP                                                  3,985                   19
AMP, Rights, 12/9/03 *                               3,985                    0
Ansell Limited                                         518                    2
APN News & Media                                       315                    1
Aristocrat Leisure                                   1,096                    2
Austereo Group                                         505                    0
Australand Holdings                                    629                    1
Australia & New Zealand Banking                      4,061                   51
Australia & New Zealand Banking,
  Rights, 11/24/03 *                                   638                    2
Australian Foundation Investment                     3,248                    8
Australian Gas Light                                 1,085                    8
Australian Pharmaceutical Industries                   407                    1
Australian Stock Exchange                              248                    3
AWB                                                    656                    2
AXA Asia Pacific                                     3,304                    7
Bendigo Bank                                           292                    2
BHP Billiton                                        10,093                   84
BHP Steel                                            1,846                    7
Billabong International                                360                    2

Boral                                                1,319      $             5
Brambles Industries                                  3,279                   11
Brickworks                                             237                    1
Burns, Philip & Company *                            4,265                    2
Caltex Australia                                       324                    1
Centro Properties Group, REIT                        1,347                    4
CFS Gandel Retail Trust                              2,722                    2
Coca Cola Amatil                                     1,282                    5
Cochlear Limited                                       130                    3
Coles Myer                                           3,075                   17
Commonwealth Bank of Australia                       3,217                   63
Computershare                                        1,158                    3
Corporate Express Australia                            228                    1
CSL                                                    452                    5
CSR                                                  2,259                    3
Downer EDI                                           1,731                    1
Envestra                                             1,305                    1
Flight Centre                                          167                    3
Foodland Associated                                    646                    9
Foster's Group                                       5,233                   17
Futuris                                              1,569                    2
General Property Trust                               4,766                    9
Gunns                                                  195                    2
GWA International                                      667                    1
Harvey Norman                                        2,608                    6
Hills Motorway Group                                   443                    2
Iluka Resources                                        547                    2
Insurance Australia Group                            4,451                   14
iShares MSCI Australia (USD)                         2,400                   30
James Hardie Industries                                470                    2
John Fairfax                                           671                    2
Jupiters Limited                                       483                    2
Leighton Holdings                                      325                    3
Lend Lease                                             773                    6
Lion Nathan                                            914                    4
Macquarie Airports                                     905                    1
Macquarie Bank                                         526                   13

Macquarie Infrastructure Group                       4,796      $            11
Mayne Group                                          3,154                    8
Metcash Trading                                        604                    1
Mirvac                                               1,753                    5
National Australia Bank                              3,964                   86
National Foods                                       1,643                    5
Newcrest Mining                                        980                    8
News Corporation                                     4,017                   36
Nufarm                                                 373                    1
OneSteel                                             1,304                    2
Orica                                                1,359                   13
Origin Energy                                        2,350                    7
Pacifica Group                                         329                    1
Paperlinx                                            1,249                    4
Patrick Corporation                                    376                    4
Perpetual Trust Australia                               90                    2
Publishing & Broadcasting                              326                    3
Qantas Airways                                       2,226                    6
QBE Insurance                                        1,638                   12
Rinker Group                                         2,259                   10
Rio Tinto                                              986                   25
Rural Press                                            140                    1
Santos                                               4,060                   17
Seven Network                                           80                    0
Sigma Company                                          337                    2
Simsmetal Group                                        220                    2
Smorgon Steel Group                                  2,081                    2
Sonic Healthcare                                       622                    3
Southcorp                                            2,581                    6
Southern Cross Broadcasting                            139                    1
Spotless Group                                         493                    2
St. George Bank                                      1,316                   19
Stockland                                            2,896                   10
Suncorp Metway                                       1,544                   14
TAB                                                  1,080                    3
Tabcorp                                                989                    8
Telstra                                              6,131                   21

Ten Network Holdings                                   923      $             2
Toll Holdings                                          738                    4
Transurban                                           1,098                    3
UNiTAB                                                 317                    2
Washington H. Soul Pattinson & Company                 503                    2
Wesfarmers                                             931                   19
West Australian Newspapers                             151                    1
Westfield Holdings                                   1,407                   14
Westfield Trust                                      6,602                   16
Westpac Banking                                      4,502                   51
WMC Resources *                                      2,928                   11
Woodside Petroleum                                     937                    9
Woolworths                                           2,194                   17
                                                                          1,002

Preferred Stocks  0.2%

News Corporation                                     6,315                   46
Rural Press                                            297                    2
                                                                             48
Total Australia (Cost $827)                                               1,050


AUSTRIA  0.2%

Common Stocks  0.2%
Erste Bank                                             138                   15
EVN                                                      7                    0
Immofinanz Immobilien Anlagen *                        887                    7
OMV                                                     41                    5
Sparkassen Immobilien                                   40                    0
Telekom Austria *                                      522                    6
Wienerberger                                           205                    4
Total Austria (Cost $24)                                                     37


BELGIUM  1.1%

Common Stocks  1.1%
Agfa Gevaert                                           485                   12
Almanij                                                215                   10
CNP                                                     17                    2
Colruyt                                                 32                    3

Delhaize Group                                         175      $             8
Dexia                                                2,256                   36
Electrabel                                             107                   30
Fortis                                               1,889                   34
Fortis (Unified shares)                              1,877                   33
Groupe Bruxelles Lambert                               141                    7
Interbrew                                              507                   12
KBC Bank                                               245                   10
Mobistar *                                             120                    6
Solvay                                                  99                    7
UCB                                                    299                    9
Umicore                                                 17                    1
Total Belgium (Cost $213)                                                   220


BERMUDA  0.1%

Common Stocks  0.1%
Asia Satellite Telecommunications (HKD)                500                    1
CNPC Hong Kong (HKD)                                10,000                    1
COFCO International (HKD)                            2,000                    1
Hutchison Harbour Ring (HKD)                         6,000                    1
Kowloon Motor Bus Holdings (HKD)                       800                    4
Mandarin Oriental International (USD) *              6,000                    3
Shenzhen International, REIT (HKD) *                22,500                    1
Smartone Telecommunications (HKD)                    1,000                    2
Texwinca Holdings (HKD)                              2,000                    1
TPV Technology (HKD)                                 2,000                    1
Yue Yuen Industrial (HKD)                            5,000                   14
Total Bermuda (Cost $22)                                                     30


CAYMAN ISLAND  0.0%

Common Stocks  0.0%
ASM Pacific Technology (HKD)                         1,500                    6
Chaoda Modern Agriculture (HKD) *                    2,000                    1
TCL International Holdings (HKD)                     4,000                    1
Tingyi Holding (HKD)                                 6,000                    1
Total Cayman Island (Cost $8)                                                 9

DENMARK  0.7%

Common Stocks  0.7%
A P Moller-Maersk, Series B                              2      $            16
Carlsberg, Series B                                     54                    2
Coloplast                                               58                    5
Danisco                                                176                    7
Danske Bank                                          1,918                   39
Group 4 Falck                                          120                    3
H. Lundbeck                                            328                    6
ISS                                                     92                    4
Jyske *                                                168                    8
Novo Nordisk                                           630                   22
Novozymes, Series B                                    195                    6
TDC A/S                                                395                   13
Vestas Wind Systems                                    186                    4
William Demant *                                        84                    3
Total Denmark (Cost $124)                                                   138


FINLAND  1.4%

Common Stocks  1.4%
Fortum                                               1,610                   15
Kone                                                    97                    5
Metso                                                  322                    3
Nokia                                               11,811                  200
Sampo, Series A                                      1,404                   12
Stora Enso                                           1,817                   25
TietoEnator                                            212                    6
UPM- Kymmene                                         1,205                   22
Total Finland (Cost $361)                                                   288


FRANCE  9.1%

Common Stocks  9.1%
Accor                                                  522                   21
Air France                                             451                    7
Alcatel *                                            3,253                   43
Assurances Generales de France                         187                   10

Autoroutes du Sud de la France                         166      $             5
Aventis                                              1,934                  102
AXA                                                  4,714                   89
BNP Paribas                                          2,346                  123
Bouygues                                               699                   19
Canal Plus                                              69                    0
Cap Gemini *                                           347                   17
Carrefour                                            1,904                  100
Casino Guichard-Perrachon                               51                    5
Christian Dior                                         200                   11
Ciments Francais                                        27                    2
CNP Assurances                                          99                    5
Compagnie de Saint-Gobain                              892                   38
Credit Agricole                                      2,599                   55
Credit Agricole, Rights, 11/7/03 *                   2,599                    1
Dassault Systemes                                      161                    7
Essilor International                                  281                   14
Eurazeo                                                 50                    3
France Telecom *                                     3,191                   77
Gecina                                                  40                    5
Groupe Danone                                          368                   55
Imerys                                                  19                    4
JC Decaux *                                            159                    2
Klepierre                                               43                    2
L'Air Liquide                                          265                   39
L'Oreal                                                959                   71
Lafarge                                                442                   32
Lagardere S.C.A.                                       354                   18
LVMH                                                   922                   64
Michelin                                               274                   11
Natexis Banques Populaires                              22                    2
Pechiney                                               217                   12
Pernod-Ricard                                          178                   17
Peugeot                                                501                   21
Pinault Printemps Redoute                              210                   21
Publicis                                               385                   12
Renault                                                581                   38
Rexel                                                   44                    2

Sagem                                                   33      $             3
Sanofi-Synthelabo                                    1,015                   63
Schneider Electric                                     569                   33
Societe BIC                                             99                    4
Societe Generale                                     1,153                   86
Societe Television Francaise 1                         392                   12
Sodexho Alliance                                       283                    7
STMicroelectronics                                   1,819                   48
Suez                                                 2,624                   42
Thales                                                 269                    8
Thomson                                                638                   13
Total, Series B                                      1,686                  262
Unibail                                                121                   10
Valeo                                                  137                    5
Veolia Environnement                                   891                   20
Vinci                                                  220                   16
Vivendi Universal *                                  2,766                   58
Wanadoo *                                            1,073                    8
Total France (Cost $1,919)                                                1,880


GERMANY  6.5%

Common Stocks  6.4%
Adidas-Salomon                                         121                   11
Allianz                                                765                   82
Altana                                                 191                   12
AMB                                                     39                    2
BASF                                                 1,602                   73
Bayer                                                1,946                   47
Bayerische Hypo-und Vereinsbank                        813                   18
Beiersdorf, Series A                                   106                   12
BMW                                                    863                   34
Celesio                                                 98                    4
Commerzbank                                            849                   17
Continental                                            370                   13
DaimlerChrysler                                      2,643                   98
Degussa                                                 69                    2
Deutsche Bank                                        1,590                  105
Deutsche Boerse                                        268                   15

Deutsche Lufthansa                                     595      $             9
Deutsche Post                                        1,085                   21
Deutsche Telekom *                                   8,326                  131
E.On                                                 1,830                   92
Fresenius Medical Care                                  95                    5
Hannover Reckversicherungs                              70                    2
Heidelberger Druckmaschinen *                           92                    3
Heidelberger Zement                                    114                    5
Henkel                                                 160                   11
HVB Group                                               84                    2
Hypo Real Estate, (Spin Off Shares) *                  263                    5
Hypo Real Estate *                                      21                    0
Infineon Technologies *                              1,428                   21
Karstadt                                               179                    4
Linde                                                  245                   11
MAN                                                    309                    9
METRO                                                  412                   17
MLP *                                                  352                    7
Munich Re, Rights, 11/10/03 *                          312                    3
Munich Re                                              350                   42
RWE                                                  1,054                   29
SAP                                                    631                   92
Schering                                               447                   21
Siemens                                              2,373                  160
Suedzucker                                             126                    2
T-Online International *                               587                    8
ThyssenKrupp                                           983                   16
TUI                                                    367                    6
Volkswagen                                             627                   32
                                                                          1,311


Preferred Stocks  0.1%
Fresenius Medical Care                                  47                    2
Henkel (Non-voting shares)                             153                   11
Porsche                                                 23                   12
                                                                             25
Total Germany (Cost $1,368)                                               1,336

GREECE  0.4%

Common Stocks  0.4%
Alpha Bank                                             477      $            11
Alpha Investment *                                       1                    0
Altec Information & Communications Systems *             4                    0
Athens Water Supply & Sewage                             4                    0
Attica Enterprises                                       4                    0
Bank of Piraeus                                        132                    1
Coca-Cola Hellenic Bottling                            239                    5
Commercial Bank of Greece                              127                    3
Cosmote                                                300                    3
Delta                                                    3                    0
EFG Eurobank Ergasias                                  597                   10
ETBA                                                     2                    0
Greek Organization of Football Prognostics             400                    5
Hellenic Petroleum                                     322                    2
Hellenic Telecommunications Organization               983                   11
Iaso                                                     4                    0
Intracom                                                 4                    0
National Bank of Greece                                607                   13
Pouliades Associates                                     1                    0
Public Power                                           400                    9
Tiletipos                                                1                    0
Titan Cement                                            30                    1
Unisystems                                               3                    0
Vodafone Panafon                                       541                    4
Total Greece (Cost $74)                                                      78


HONG KONG  2.6%

Common Stocks  2.6%
Bank of East Asia                                    2,400                    7
BOC Hong Kong                                        8,000                   14
Brilliance China Automotive                          6,000                    3
Cathay Pacific Airways                               4,000                    8
Cheung Kong Holdings                                 7,000                   58
Cheung Kong Infrastructure Holdings                  2,000                    4

China Everbright                                     2,000      $             1
China Insurance                                      2,000                    1
China Merchants Holdings                             2,000                    3
China Mobile (Hong Kong)                            16,000                   45
China National Aviation                              4,000                    1
China Overseas Land                                  2,000                    0
China Resources Cement *                               400                    0
China Resources Enterprise                           4,000                    5
China Travel International Investment                6,000                    1
China Unicom                                         6,000                    6
CITIC International Financial                        4,000                    2
Citic Pacific                                        2,000                    5
CLP                                                  4,700                   21
CNOOC                                               10,000                   19
Cosco Pacific                                        4,000                    5
Dah Sing Financial                                     400                    3
Dairy Farm International (USD)                       4,500                    6
Denway Motors                                        6,000                    5
Esprit Holdings                                      1,500                    5
First Pacific *                                      6,000                    1
Fountain Set Holdings                                2,000                    1
Giordano International                               4,000                    2
Global Bio-chem Technology                           4,000                    2
Guangdong Investment *                               4,000                    1
Hang Lung Development                                1,000                    1
Hang Lung Properties                                 3,000                    4
Hang Seng Bank                                       1,800                   22
Henderson Investor                                   2,000                    2
Henderson Land Development                           1,000                    4
Hong Kong & China Gas                               11,930                   16
Hong Kong & Shanghai Hotels                          5,000                    3
Hong Kong Aircraft Engineering                         400                    2
Hong Kong Electric                                   3,000                   12
Hong Kong Exchanges & Clearing                       2,000                    4
Hong Kong Land (USD)                                 5,000                    8
Hopewell Holdings                                    2,000                    3
Hung Hing Printing Group                             2,000                    2
Hutchison Whampoa                                    8,000                   62
Hysan Development                                    1,000                    1
i-Cable Communication                                2,200      $             1
Industrial & Commercial Bank of China                1,000                    1
Interchina Holdings *                               10,000                    1
iShares MSCI Hong Kong (USD)                         2,000                   20
Jardine Matheson (USD)                                 800                    6
Johnson Electric                                     4,500                    6
Kerry Properties                                     1,500                    2
Kingboard Chemical Holdings                          2,000                    3
Legend                                              16,000                    8
Li & Fung                                            6,000                   10
MTR                                                  4,500                    6
New World Development                                2,000                    1
Oriental Press Group                                 2,000                    1
PCCW Limited *                                       9,200                    7
SCMP Group                                           6,000                    3
Shanghai Industrial Holdings                         2,000                    4
Shangri-La Asia                                      2,000                    2
Shenzhen Investment, REIT                            2,000                    0
Shun Tak Holdings                                    4,000                    1
Sino Land                                            4,000                    2
Sun Hung Kai Properties                              4,000                   34
Swire Pacific, Series A                              1,500                    9
Swire Pacific, Series B                              5,000                    5
Techtronic Industries                                2,000                    6
Wharf                                                2,000                    5
Wheelock                                             1,000                    1
Wing Hang Bank                                         500                    3
Wing Lung Bank                                         300                    2
Total Hong Kong (Cost $515)                                                 531


IRELAND  0.6%

Common Stocks  0.6%
Allied Irish Banks                                   2,095                   31
Anglo Irish Bank                                       867                   10
Bank of Ireland                                      2,027                   25
Bank of Ireland                                        401                    5
CRH                                                  1,224                   22
CRH (Dublin listing)                                   215                    4

DEPFA Bank                                              23      $             3
Irish Life & Permanent                               1,007                   14
Kerry                                                  703                   12
Ryanair *                                              726                    6
Total Ireland (Cost $109)                                                   132


ITALY  3.9%

Common Stocks  3.9%
AEM                                                  1,720                    3
Alleanza Assicurazioni                               1,181                   12
Assicurazioni Generali                               3,372                   78
Autogrill *                                            305                    4
Banca Antonveneta                                      558                   10
Banca Carige                                         1,053                    3
Banca Fideuram                                       1,290                    8
Banca Intesa                                        11,735                   40
Banca Lombarda                                         776                    9
Banca Monte dei Paschi di Siena                      2,965                    9
Banca Popolare di Lodi                                 577                    6
Banche Poplari Unite *                                 650                   10
Banco Popolare di Verona e Novara                      927                   14
Benetton                                               254                    3
BNL                                                  3,193                    7
Bulgari                                                228                    2
Capitalia *                                          4,217                   12
Edison *                                             3,587                    6
Enel                                                 6,642                   41
ENI                                                  7,915                  126
Fiat *                                               1,589                   12
Fineco *                                             3,285                    2
Finmeccanica                                        21,354                   15
Fondiaria-Sai                                          239                    4
Gruppo Editoriale L'Espresso                           521                    3
Ifil (Ordinary shares) *                               365                    1
Italcementi                                            187                    2
Italcementi-RNC                                        253                    2
Luxottica Group                                        443                    7
Mediaset                                             1,573                   16

Mediobanca                                           1,291      $            13
Mediolanum                                             709                    5
Parmalat Finanz                                      1,126                    4
Pirelli                                              5,888                    5
RAS                                                    852                   13
RCS MediaGroup *                                     1,491                    5
Saipem                                               1,497                   11
San Paolo IMI                                        2,535                   28
Seat Pagine Gialle *                                10,442                   10
Snam Rete Gas                                        2,197                    8
Telecom Italia *                                    31,027                   81
Telecom Italia Media *                               7,293                    3
Telecom Italia Mobile                               11,820                   54
Telecom Italia-RNC *                                16,411                   28
UniCredito Italiano                                 12,375                   61
Total Italy (Cost $813)                                                     796


JAPAN  22.3%

Common Stocks  22.3%
77 Bank                                              1,000                    5
ACOM                                                   400                   18
Advantest                                              100                    7
AEON                                                   600                   20
AEON Credit Service                                    100                    5
AIFUL                                                   50                    3
Aioi Insurance                                       2,000                    7
Aisin Seiki                                          1,000                   14
Ajinomoto                                            3,000                   30
All Nippon Airways *                                 6,000                   15
Asahi Breweries                                      2,000                   17
Asahi Glass                                          3,000                   24
Asahi Kasei                                          2,000                   10
Asatsu-DK                                              100                    2
Ashikaga Financial Group *                           7,000                    7
Bandai                                                 100                    2
Bandai (Bonus shares) *                                100                    3
Bank of Fukuoka                                      1,000                    4
Bank of Kyoto                                        1,000                    5

Bank of Yokohama                                     1,000      $             4
Benesse                                                300                    7
Bridgestone                                          1,000                   13
Brother Industries                                   1,000                    9
C&S                                                    100                    2
Canon                                                2,000                   97
Central Japan Railway                                    2                   17
Chiba Bank                                           2,000                    9
Chubu Electric                                       1,500                   30
Chugai Pharmaceutical                                1,900                   27
Chugoku Electric Power                                 800                   13
Citizen Watch                                        1,000                    8
Coca-Cola West Japan                                   100                    2
Credit Saison                                          300                    6
CSK                                                    100                    4
Dai Nippon Printing                                  2,000                   31
Daido Life Insurance *                                   4                   12
Daido Steel                                          1,000                    2
Daihatsu Motor                                       1,000                    4
Daimaru                                              1,000                    6
Dainippon Ink & Chemicals                            9,000                   18
Daishi Bank                                          1,000                    4
Daito Trust Construction                               600                   19
Daiwa House Industry                                 1,000                   11
Daiwa Securities                                     3,000                   22
Denki Kagaku Kogyo Kabushiki Kaisha                  1,000                    3
Denso                                                1,400                   27
Dentsu                                                   2                    9
Dowa Mining                                          1,000                    5
East Japan Railway                                       8                   36
Eisai                                                  400                    9
FamilyMart                                             200                    4
Fanuc                                                  400                   24
Fast Retailing                                         200                   12
Fuji Electric                                        5,000                   12
Fuji Heavy Industries                                2,000                    9
Fuji Photo Film                                      1,000                   29
Fujikura                                             1,000                    6
Fujisawa Pharmaceutical                              1,000                   21

Fujitsu                                              3,000      $            19
Furukawa Electric                                    1,000                    4
Futaba                                                 100                    3
Gunma Bank                                           1,000                    4
Hachijuni Bank                                       1,000                    5
Hamamatsu Photonics                                    100                    2
Hankyu *                                             2,000                    6
Hanshin Electric Railway                             1,000                    3
Heiwa                                                  700                   10
Hiroshima Bank                                       1,000                    3
Hitachi                                             11,000                   65
Hitachi Capital                                        100                    1
Hitachi Chemical                                       300                    5
Hokkaido Electric Power                                500                    8
Hokkoku Bank                                         1,000                    5
Hokugin Financial Group *                           15,000                   24
Hokuriku Electric Power                                500                    8
Honda                                                1,700                   67
Hoya                                                   300                   27
Hyakujushi Bank                                      1,000                    7
Ibiden                                                 200                    3
iShares MSCI Japan (USD) *                          14,700                  136
Ishikawajima Harima Heavy Industries                 6,000                    8
Isuzu Motors *                                       1,000                    2
Ito                                                    100                    4
Ito-Yokado                                           1,000                   37
ITOCHU                                                 100                    3
Itochu                                               2,000                    7
Iyo Bank                                             1,000                    6
Japan Airlines System                                1,000                    3
Japan Telecom Holdings                                   2                    6
Japan Tobacco                                            2                   13
JFE Holdings                                           900                   23
Joyo Bank                                            1,000                    3
Juroku Bank                                          1,000                    5
Kajima                                               6,000                   22
Kamigumi                                             1,000                    7
Kanebo *                                             1,000                    1
Kansai Electric Power                                1,900                   33

Kansai Paint                                         1,000      $             4
Kao                                                  2,000                   41
Katokichi                                              100                    2
Kawasaki Heavy Industries                            6,000                    8
Kawasaki Kisen Kaisha                                5,000                   20
KDDI                                                     7                   38
Keihin Electric Express Railway                      1,000                    6
Keio Electric Railway                                1,000                    5
Keyence                                                100                   22
Kinki Nippon Railways *                              3,000                    9
Kirin Brewery                                        2,000                   16
Kobe Steel *                                         4,000                    5
Koei Co                                              1,000                   34
Komatsu                                              2,000                   11
Komeri                                                 100                    2
Konami                                                 200                    6
Konica Minolta Holdings                              2,000                   26
Kubota                                               2,000                    7
Kuraray                                              1,000                    8
Kuraya Sanseido                                        300                    2
Kyocera                                                400                   24
Kyowa Hakko Kogyo                                    1,000                    6
Kyushu Electric Power                                1,000                   17
Lawson                                                 200                    8
Makita                                               1,000                   10
Marubeni                                             6,000                   11
Marui                                                2,000                   25
Matsushita Electric Industrial                       6,000                   79
Matsushita Electric Works                            2,000                   15
Mazda Motor                                          2,000                    5
Meitec                                                 100                    4
Millea                                                   3                   36
Mitsubishi                                           3,000                   31
Mitsubishi Chemical                                  4,000                   10
Mitsubishi Electric                                  5,000                   22
Mitsubishi Estate                                    3,000                   29
Mitsubishi Heavy Industries                          9,000                   25
Mitsubishi Materials *                               2,000                    3
Mitsubishi Securities                                1,000                   11

Mitsubishi Tokyo Financial                              10      $            72
Mitsui                                               4,000                   29
Mitsui Chemical                                      1,000                    6
Mitsui Engineering & Shipbuilding                    3,000                    5
Mitsui Fudosan                                       2,000                   19
Mitsui Mining & Smelting                             1,000                    4
Mitsui O.S.K. Lines                                  2,000                    8
Mitsui Sumitomo Insurance                            3,000                   25
Mitsui Trust Holdings *                              2,000                   11
Mitsukoshi *                                         1,000                    4
Mitsumi Electric                                       400                    4
Mizuho Financial Group *                                18                   44
Mizuho Investors Securities *                        2,000                    5
Mizuho Trust & Banking *                            14,000                   24
Murata Manufacturing                                   600                   34
Musashino Bank                                         100                    4
Nagoya Railroad *                                    1,000                    3
NEC                                                  3,000                   26
Net One Systems                                          1                    8
Nichicon                                               200                    2
Nidec                                                  100                   10
Nikko Cordial                                        3,000                   16
Nikon *                                              1,000                   15
Nintendo                                               200                   15
Nippon Express                                       2,000                    9
Nippon Mining Holdings                               3,500                   13
Nippon Oil                                           2,000                   10
Nippon Sheet Glass                                   1,000                    3
Nippon Steel                                        18,000                   37
Nippon Telegraph & Telephone                            15                   67
Nippon Unipac                                            2                    9
Nippon Yusen                                         2,000                    9
Nipponkoa Insurance                                  1,000                    5
Nishi-Nippon Bank                                    1,000                    2
Nishi-Nippon Railroad                                1,000                    3
Nissan Motor                                         5,000                   56
Nisshin Steel                                        2,000                    4
Nissin Food Products                                   400                    9
Nitori                                                  50                    3

Nitto Denko                                            400      $            21
Nomura Research Institute                              100                   10
Nomura Holdings                                      5,000                   86
NTT Data                                                 5                   22
NTT DoCoMo                                              51                  110
Obayashi                                             1,000                    5
Odakyu Electric Railway                              2,000                    9
Ogaki Kyoritsu Bank                                  1,000                    6
Oji Paper                                            4,000                   21
Oki Electric Industry *                              3,000                   13
Omron                                                1,000                   22
Oracle Japan                                           100                    6
Oriental Land                                          300                   16
Orix                                                   200                   17
Osaka Gas                                            4,000                   11
Pioneer                                                300                    7
Promise                                                100                    5
Q.P. Corporation                                       300                    2
Resona Holdings *                                   12,000                   18
Ricoh                                                2,000                   38
Rinnai                                                 100                    2
Rohm                                                   300                   40
Sagami Railway *                                     1,000                    3
Sammy Corporation                                      100                    3
Sankyo                                               1,000                   16
Sankyo *                                               100                    3
Sanyo Electric                                       3,000                   14
Sapporo Breweries                                    1,000                    3
Secom                                                  500                   20
Sega *                                                 400                    4
Seibu Railway                                        1,000                   13
Seiko Epson                                            400                   14
Seiyu *                                              1,000                    3
Sekisui House                                        1,000                   10
Seven-Eleven Japan                                   1,000                   32
SFCG                                                    30                    4
Sharp                                                2,000                   31
Shikoku Bank                                         1,000                    6
Shikoku Electric Power                                 500                    8

Shima Seiki Manufacturing                              100      $             4
Shimachu                                               100                    2
Shimano                                              1,500                   29
Shimizu                                              1,000                    4
Shin-Etsu Chemical                                   1,800                   67
Shionogi & Co.                                       1,000                   17
Shiseido                                             1,000                   11
Shizuoka Bank                                        1,000                    7
Showa Denko *                                        5,000                   10
SMC                                                    100                   12
Softbank                                               600                   31
Softbank Investment *                                    1                    3
Sohgo Security Services                                100                    1
Sompo Japan Insurance                                1,000                    8
Sony                                                 2,300                   80
Square Enix                                            100                    3
Sumisho Computer Systems                               100                    3
Sumitomo                                             2,000                   14
Sumitomo Chemicals                                   3,000                   11
Sumitomo Electric Industries                         1,000                    9
Sumitomo Metal Industries                            8,000                    7
Sumitomo Metal Mining                                1,000                    7
Sumitomo Mitsui Financial                               10                   50
Sumitomo Osaka Cement                                3,000                    6
Sumitomo Realty & Development                        1,000                    9
Sumitomo Trust & Banking                             3,000                   17
Suzuken                                                100                    3
Suzuki Motor                                         2,000                   29
Taiheiyo Cement                                      5,000                   12
Taisei                                               1,000                    3
Taisho Pharmaceutical                                1,000                   17
Taiyo Life Insurance *                                   4                    6
Takara Holdings                                      1,000                    8
Takeda Chemical Industries                           1,700                   60
Takefuji                                               160                    9
TDK                                                    200                   13
Teijin                                               1,000                    3
Terumo                                                 700                   13
THK                                                    300                    6

Tobu Railway                                         1,000      $             4
Toho                                                   600                    7
Toho Gas                                             1,000                    3
Tohoku Electric Power                                1,000                   16
Tokyo Electric Power                                 2,400                   51
Tokyo Electron                                         300                   21
Tokyo Gas                                            5,000                   17
Tokyu                                                2,000                   10
Tonen General Sekiyu                                 1,000                    8
Toppan Forms                                           100                    1
Toppan Printing                                      3,000                   27
Toray Industries                                     2,000                    8
Toshiba                                              8,000                   32
Tosoh                                                1,000                    3
Tostem Inax Holding                                  1,000                   18
Toto                                                 1,000                    8
Toyo Seikan Kaisha                                   1,000                   12
Toyobo                                               3,000                    6
Toyoda Gosei                                         1,100                   32
Toyota Industries                                      500                    9
Toyota Motor                                         7,200                  205
TV Asahi                                                 1                    2
Ube Industries                                       3,000                    6
UFJ Holdings *                                          11                   47
UFJ Tsubasa Securities                               1,000                    5
Uni-Charm                                              100                    5
USS                                                     50                    4
West Japan Railway                                       3                   11
World Company                                          100                    3
Yahoo Japan *                                            2                   30
Yamada Denki                                           200                    6
Yamanouchi Pharmaceutical                            1,000                   25
Yamato Transport                                     1,000                   13
YASKAWA Electric *                                   1,000                    7
Yoshinoya D&C                                            1                    2
Total Japan (Cost $4,456)                                                 4,596

LUXEMBOURG  0.1%

Common Stocks  0.1%
Arcelor                                                972      $            14
RTL Group                                              130                    7
SES Global (1 FDR Represents 1 A share)                594                    5
Total Luxembourg (Cost $24)                                                  26


NETHERLANDS  4.7%

Common Stocks  4.7%
ABN Amro Holdings                                    4,271                   90
Aegon                                                3,970                   52
Akzo Nobel                                             759                   24
ASML Holding *                                       1,443                   25
DSM                                                    172                    8
Euronext                                               293                    7
European Aeronautic Defense & Space                    947                   19
Gucci Group                                             85                    7
Heineken Holding, Series A                             263                    8
Heineken                                               565                   20
ING Groep                                            5,201                  108
Koninklijke Numico *                                   457                   10
Philips Electronics                                  3,509                   95
Reed Elsevier                                        2,002                   22
Rodamco Europe, REIT                                   199                   10
Royal Ahold *                                        2,462                   21
Royal Dutch Petroleum                                5,554                  246
Royal KPN *                                          6,863                   52
TPG                                                    990                   22
Unilever                                             1,513                   88
VNU                                                    661                   20
Wolters Kluwer                                         772                   11
Total Netherlands (Cost $1,092)                                             965


NEW GUINEA  0.0%

Common Stocks  0.0%
Oil Search (AUD)                                     2,678                    2
Total New Guinea (Cost $2)                                                    2

NEW ZEALAND  0.3%

Common Stocks  0.3%
Air New Zealand *                                    1,979      $             1
Auckland International Airport                         120                    1
Briscoe Group                                           95                    0
Carter Holt Harvey                                   5,039                    6
Contact Energy                                         764                    2
Fisher & Paykel Appliances                              34                    0
Fisher & Paykel Healthcare                             197                    1
Fletcher Building                                    1,065                    3
Independent Newspapers                                 137                    0
Infratil Limited                                       464                    1
Kiwi Income Property Trust                           4,590                    3
NGC Holdings                                         1,081                    1
Port of Tauranga                                        94                    0
Ports of Auckland                                       30                    0
Sanford                                                434                    1
Sky City                                             1,027                    6
Sky Network Television *                               136                    0
Telecom Corp. of New Zealand                         5,954                   18
Tower *                                                950                    1
Warehouse Group                                      1,391                    5
Westpac Trust Investments                               74                    1
                                                                             51


Preferred Stocks  0.0%
Fletcher Challenge Forests *                         1,754                    1
                                                                              1
Total New Zealand (Cost $40)                                                 52


NORWAY  0.4%

Common Stocks  0.4%
DnB Holding                                            884                    5
Gjensidige NOR ASA                                     161                    7
Norsk Hydro                                            462                   26
Norske Skogsindustrier                                 432                    8
Orkla, Series A                                        529                   11
Statoil ASA                                          1,324                   12

Storebrand ASA *                                       673      $             4
Telenor                                              1,925                   11
Total Norway (Cost $67)                                                      84


PORTUGAL  0.4%

Common Stocks  0.4%
Banco BPI                                            1,512                    5
Banco Comercial Portugues                            6,296                   12
Banco Espirito Santo                                   253                    4
Brisa-Auto Estradas de Portugal                      1,289                    8
CIMPOR                                                 494                    2
Electricidade de Portugal                            6,181                   14
Portugal Telecom                                     3,263                   27
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia *                                       255                    4
Total Portugal (Cost $76)                                                    76


SINGAPORE  0.8%

Common Stocks  0.8%
Allgreen Properties                                  1,000                    1
BIL International *                                  9,500                    4
CapitaLand                                           1,000                    1
Capitamall Trust                                     2,000                    2
Chartered Semiconductor Manufacturing *              3,000                    3
City Developments                                    3,000                   10
ComfortDelGro Corporation                            5,012                    2
Creative Technology                                    350                    4
Datacraft Asia (USD) *                               3,000                    4
DBS                                                  2,000                   16
Elec & Eltek (USD)                                   1,400                    4
Haw Par                                                103                    0
iShares MSCI Singapore (USD)                           700                    4
Jardine Strategic (USD)                                500                    2
Keppel                                               1,000                    3
MobileOne Limited                                    3,000                    2
NatSteel                                             4,000                    5
Neptune Orient Lines *                               4,000                    5
Overseas Chinese Banking                             2,000                   14
Pacific Century Regional Developments *              7,000                    1

Sembcorp                                             2,000      $             2
Sembcorp Logistics                                   2,000                    2
Sembcorp Marine                                      5,000                    3
Singapore Airlines                                   1,000                    7
Singapore Exchange                                   2,000                    2
Singapore Press                                      1,000                   11
Singapore Technologies Engineering                   4,000                    4
Singapore Telecommunications                        12,000                   12
Singapore Telecommunications CUFS
(1 CDR represents 1 ordinary share) (AUD)            1,333                    1
SMRT Corporation                                     2,000                    1
ST Assembly Test Services *                          4,000                    5
United Industrial                                    1,000                    0
United Overseas Bank                                 2,520                   20
Venture Manufacturing                                1,000                   11
Want Want Holdings (USD)                             8,000                    7
Total Singapore (Cost $162)                                                 175


SPAIN  3.4%

Common Stocks  3.4%
Acciona                                                 78                    4
Acerinox                                               183                    8
ACS                                                    137                    6
Alba                                                   124                    3
Albertis Infraestructuras                              856                   12
Altadis, Series A                                      758                   18
Amadeus Global Travel Distribution                     920                    6
Antena 3 Television *                                   42                    1
Banco Bilbao Vizcaya Argentaria                      8,403                   96
Banco de Sabadell                                      489                   10
Banco Popular Espanol                                  511                   27
Banco Santander Central Hispano                     12,549                  120
Bankinter                                              179                    7
Cia Espanola de Petroleos                              262                    8
Endesa                                               2,863                   45
FCC                                                    198                    7
Gas Natural                                            662                   13
Grupo Dragados                                         387                    8
Grupo Ferrovial                                        168                    5

Iberdrola                                            2,204      $            37
Inditex                                                807                   17
NH Hoteles *                                           287                    3
Repsol                                               3,172                   55
Telefonica                                          13,375                  166
Terra Networks *                                     1,346                    8
Union Electrica Fenosa                                 635                   10
Zardoya Otis                                           190                    3
Total Spain (Cost $638)                                                     703


SWEDEN  2.3%

Common Stocks  2.3%
Assa Abloy                                             990                   10
Atlas Copco, Series A                                  247                    9
Atlas Copco, Series B                                  177                    6
Electrolux, Series B                                   899                   19
Eniro                                                  347                    3
ForeningsSparbanken, Series A                        1,001                   17
Gambro, Series A                                       621                    5
Gambro, Series B                                       337                    2
Hennes & Mauritz, Series B                             722                   15
Holmen, Series B                                       189                    6
Industrivarden, Series A                               382                    6
Industrivarden, Series C                               107                    1
Investor, Series A                                     628                    5
Investor, Series B                                     971                    9
iShares MSCI Sweden (USD)                            2,500                   35
LM Ericsson, Series B *                             39,975                   69
NORDEA                                               7,755                   48
Sandvik                                                696                   21
SAS (DKK) *                                             14                    0
Scania, Series B                                        83                    2
SEB, Series A                                        1,631                   20
Securitas, Series B                                    673                    8
Skandia Forsakrings                                  2,724                   10
Skanska                                                994                    7
SKF, Series B                                          216                    8
SKF, Series A                                           72                    2
SSAB Svenskt Stal, Series B                            138                    2

SSAB Svenskt Stal, Series A                            146      $             2
Svenska Cellulosa                                      525                   20
Svenska Handelsbanken, Series A                      1,767                   31
Swedish Match                                          869                    7
Tele2 AB, Series B *                                   247                   12
TeliaSonera                                          2,437                   10
TeliaSonera (EUR)                                    1,303                    6
Volvo, Series A                                        485                   13
Volvo, Series B                                        886                   25
Total Sweden (Cost $461)                                                    471


SWITZERLAND  6.7%

Common Stocks  6.7%
ABB *                                                2,969                   17
Adecco                                                 368                   22
Baloise                                                193                    8
Ciba Specialty Chemicals *                             183                   12
Clariant *                                             316                    4
Compagnie Financiere Richemont                       1,426                   32
Converium Holding                                      118                    6
Credit Suisse Group                                  3,168                  111
Givaudan                                                22                   10
Holcim                                                 328                   14
iShares MSCI Switzerland (USD)                       2,600                   34
Julius Baer                                             27                    9
Lonza Group                                            139                    7
Nestle                                               1,025                  225
Nobel Biocare Holding                                   90                    8
Novartis                                             7,396                  281
Pargesa Holdings                                         7                   16
Roche Holding (Bearer shares)                          108                   13
Roche Holding (Participation certificates)           1,821                  150
Schindler Holding *                                      7                    2
Serono                                                  16                   11
Societe Generale de Surveillance                        16                    9
Swatch (Bearer shares)                                  81                    9
Swatch (Registered shares)                             331                    7
Swiss Life Holding *                                    76                   13

Swiss Re                                               852      $            54
Swisscom                                                73                   21
Syngenta                                               277                   15
UBS                                                  3,319                  204
Zurich Financial Services                              381                   49
                                                                          1,373

Preferred Stocks  0.0%
Schindler Holding *                                      5                    1
                                                                              1
Total Switzerland (Cost $1,377)                                           1,374


UNITED KINGDOM  24.5%

Common Stocks  24.5%
3i Group                                             1,748                   18
Abbey National                                       3,841                   37
Aegis                                                2,116                    4
Alliance & Leicester                                 1,220                   18
Alliance Trust                                         165                    8
Alliance UniChem                                       738                    7
Allied Domecq                                        2,818                   19
Amvescap                                             2,158                   17
Anglo American                                       3,880                   79
Antofagasta                                            193                    3
Associated British Foods                             1,175                   11
Associated British Ports                               797                    6
AstraZeneca                                          4,420                  207
Aviva                                                5,848                   48
AWG                                                    538                    5
Barclays                                            17,350                  146
BBA                                                  1,118                    5
BG Group                                             9,261                   42
BHP Billiton                                         6,410                   50
BOC                                                  1,234                   17
Boots Group                                          1,958                   24
BP                                                  58,460                  406
BPB                                                    995                    6
Bradford & Bingley                                   1,755                    9
Brambles                                             1,673                    5
British Aerospace                                    8,823                   27

British Airport Authorities                          2,703      $            21
British Airways *                                    1,615                    6
British America Tobacco                              4,447                   54
British Land                                         1,375                   12
British Sky Broadcast *                              3,843                   42
BT Group                                            22,930                   72
Bunzl                                                1,478                   12
Cable & Wireless                                     6,670                   15
Cadbury Schweppes                                    5,541                   35
Canary Wharf Group                                   1,433                    6
Capita                                               1,552                    7
Carlton Communications                               1,470                    5
Carnival                                               483                   17
Centrica                                            10,758                   34
Compass                                              5,403                   31
Daily Mail & General Trust                             737                    7
Diageo                                               7,985                   94
Dixons                                               4,398                   10
Electrocomponents                                    1,595                    9
EMAP                                                   630                    9
EMI                                                  1,846                    5
Enterprise Inns                                        413                    6
Exel                                                   900                   12
Foreign and Colonial Investment Trust                3,089                   10
Friends Provident                                    4,181                   10
Gallaher                                             1,775                   18
GKN                                                  2,009                    9
GlaxoSmithKline                                     15,806                  338
Granada                                              7,309                   15
GUS                                                  3,181                   39
Hammerson                                              696                    7
Hanson                                               1,859                   13
Hays                                                 4,075                    8
HBOS                                                10,145                  118
Hilton Group                                         3,695                   12
HSBC                                                28,510                  428
Imperial Chemical                                    3,032                   10
Imperial Tobacco Group                               1,999                   33
InterContinental Hotels                              1,895                   17

International Power *                                3,241      $             7
Invesys                                              8,908                    5
iShares MSCI United Kingdom (USD)                    9,900                  143
J Sainsbury                                          3,435                   17
Jardine Lloyd Thomson Group                            368                    4
Johnson Matthey                                        524                    9
Kelda Group                                            960                    7
Kesa Electricals *                                   1,313                    5
Kingfisher                                           5,746                   28
Land Securities                                      1,523                   23
Legal & General Group                               17,149                   30
Liberty International                                  666                    7
Lloyds TSB                                          14,716                  102
Logica                                               2,100                   11
Lonmin                                                 364                    6
Man Group                                              815                   20
Marks & Spencer                                      5,937                   29
Matalan                                                423                    2
Misys                                                1,379                    7
Mitchells & Butler *                                 1,895                    7
mm02 *                                              22,854                   25
National Grid Group                                  8,181                   52
Next                                                   681                   14
Northern Rock                                        1,297                   16
Nycomed Amersham                                     2,037                   25
Old Mutual                                          16,286                   28
Pearson                                              2,026                   21
Peninsular & Oriental Steam Navigation               2,273                   11
Persimmon                                              683                    5
Premier Farnell                                      1,888                    8
Provident Financial                                    672                    7
Prudential                                           5,295                   41
Rank                                                 1,222                    6
Reckitt Benckiser                                    1,691                   36
Reed Elsevier (Ordinary shares)                      3,210                   25
Rentokil Initial                                     4,792                   18
Reuters                                              3,414                   15
Rexam                                                1,795                   13
Rio Tinto                                            2,814                   68

RMC                                                    624      $             7
Rolls-Royce Group                                    4,674                   15
Royal & Sun Alliance                                 6,522                   10
Royal Bank of Scotland                               7,781                  208
SABMiller                                            2,543                   21
Safeway                                              2,517                   12
Sage Group                                           3,116                   10
Schroders                                              475                    6
Schroders (Non-Voting Shares)                          261                    3
Scottish & Newcastle                                 2,201                   13
Scottish & Southern Energy                           2,210                   23
Scottish Mortgage Investment Trust                     831                    4
Scottish Power                                       4,888                   29
Severn Trent                                           879                   11
Shell Transport & Trading                           25,700                  160
Shire Pharmaceuticals *                              1,358                   10
Signet Group                                         4,152                    7
Slough Estates                                       1,503                   10
Smith & Nephew                                       2,356                   19
Smiths                                               1,589                   19
Standard Chartered                                   3,064                   49
Tate & Lyle                                          1,338                    7
Tesco                                               18,870                   76
TI Automotive *                                        270                    0
Tomkins                                              2,678                   13
Travis Perkins                                         274                    5
Trinity Mirror                                         708                    6
Unilever                                             7,699                   66
United Business Media                                1,909                   15
United Utilities                                     1,562                   12
United Utilities, A Shares *                           798                    4
Vodafone                                           173,545                  364
Vodafone ADR (USD)                                     700                   15
WH Smith                                               663                    4
Whitbread                                              611                    8
William Morrison Supermarkets                        4,087                   16
Witan Investment Trust                               1,452                    7

Wolseley                                             1,604      $            20
WPP Group                                            2,930                   28
Xstrata                                              1,158                   12
Total United Kingdom (Cost $5,032)                                        5,057


UNITED STATES  0.0%

Common Stocks  0.0%
Synthes-Stratec (CHF)                                   11                   10
Total United States (Cost $10)                                               10


SHORT-TERM INVESTMENTS  0.3%

Money Market Funds  0.3%
T. Rowe Price Reserve Investment
  Fund 1.10% #                                      65,982                   66
Total Short-term Investments (Cost $66)                                      66


SECURITIES LENDING COLLATERAL  3.6%

Money Market Pooled Account  3.6%
Investment in money market pooled account
managed by JP Morgan Chase Bank, London            744,965                  745
Total Securities Lending Collateral (Cost $745)                             745

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Total Investments in Securities
103.8% of Net Assets (Cost $21,105)                             $        21,408

Other Assets Less Liabilities                                              (786)


NET ASSETS                                                      $        20,622
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           294

Undistributed net realized gain (loss)                                     (495)

Net unrealized gain (loss)                                                  305

Paid-in-capital applicable to
2,462,199 shares of $0.01 par
value capital stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                               20,518

NET ASSETS                                                      $        20,622
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          8.38
                                                                ---------------


    # Seven-day yield
    * Non-income producing
(ss.) Denominated in currency of the country of
      incorporation unless otherwise noted
 ADR  American Depository Receipts
 AUD  Australian dollar
 CHF  Swiss franc
 DKK  Danish krone
 EUR  Euro
 FDR  Fiduciary Depository Receipts
 HKD  Hong Kong dollar
REIT  Real Estate Investment Trust
 USD  United States dollar


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                             10/31/03

Investment Income (Loss)
Income
  Dividend (net of foreign taxes of $46)                   $      373
  Securities lending                                                6
  Total income                                                    379
Investment management and administrative expense                   73
Net investment income (loss)                                      306

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                      (80)
  Foreign currency transactions                                     1
  Net realized gain (loss)                                        (79)

Change in net unrealized gain (loss)
  Securities                                                    3,691
  Other assets and liabilities
  denominated in foreign currencies                                 1
  Change in net unrealized gain (loss)                          3,692
Net realized and unrealized gain (loss)                         3,613

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    3,919
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           306      $           166
  Net realized gain (loss)                             (79)                (286)
  Change in net unrealized gain (loss)               3,692               (1,672)
  Increase (decrease) in net
  assets from operations                             3,919               (1,792)

Distributions to shareholders
  Net investment income                               (174)                 (70)

Capital share transactions *
  Shares sold                                        7,951                8,473
  Distributions reinvested                             133                   39
  Shares redeemed                                   (3,239)              (2,122)
  Redemption fees                                        1                    1
  Increase (decrease) in net assets
  from capital share transactions                    4,846                6,391

Net Assets
Increase (decrease) during period                    8,591                4,529
Beginning of period                                 12,031                7,502

End of period                              $        20,622      $        12,031
                                           -------------------------------------

*Share information
  Shares sold                                        1,104                1,113
  Distributions reinvested                              20                    5
  Shares redeemed                                     (462)                (282)
  Increase (decrease) in shares outstanding            662                  836


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                         October 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE(TM) International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $706,000; aggregate collateral consisted of $745,000 in the money market pooled account and U.S. government securities valued at $4,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $10,741,000 and $5,776,000, respectively, for the year ended October 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $174,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                   $  1,939,000
Unrealized depreciation                                     (1,649,000)
Net unrealized appreciation (depreciation)                     290,000
Undistributed ordinary income                                  309,000
Capital loss carryforwards                                    (495,000)
Paid-in capital                                             20,518,000

Net assets                                                $ 20,622,000
                                                          ------------


The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $125,000 of capital loss carryforwards that expire in 2009, $285,000 that expire in 2010, and $85,000 that expire in 2011.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net realized gain                            $   (1,000)
Paid-in capital                                                 1,000


At October 31, 2003, the cost of investments for federal income tax purposes was $21,120,000.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors of T. Rowe Price International Index Fund, Inc. and Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price International Equity Index Fund (the portfolio comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $1,000 from short-term capital gains.

For taxable non-corporate shareholders, $356,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $354,000 and foreign taxes paid of $44,000.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors


Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2000
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2000
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2000
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors


Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[106]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Global Investment Services Limited,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Index Fund

M. David Testa
(4/22/44)
2000
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.



Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Regina M. Aldave (11/19/71)
Vice President, International Index Fund
Assistant Vice President, T. Rowe Price

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Index Fund
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Stephen V. Booth (6/21/61)
Vice President, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Stephanie C. Clancy (12/19/64)
Vice President, International Index Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Wendy R. Diffenbaugh (10/2/53)
Assistant Vice President, International Index Fund
Assistant Vice President, T. Rowe Price

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Index Fund
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)
Secretary, International Index Fund
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)
President, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

M. Christine Munoz, CFA (12/2/62)
Vice President, International Index Fund
Vice President, T. Rowe Price

James B.M. Seddon (6/17/64)
Vice President, International Index Fund
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Julie L. Waples (6/12/70)
Vice President, International Index Fund
Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, International Index Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003